RELATED PARTIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other current assets	€ 7,841	€ 9,122
Trade payables and other current liabilities	46,971	41,233
Codere Espa?a S.A. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	3,383	3,708	3,609
Total Costs	3,383	3,708	3,609
Codere Newco SAU [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences	(75)	(63)	(157)
Operating expenses	15,809	14,907	12,087
Total Costs	15,734	14,844	11,930
Other current assets		320
Current borrowings	(2)	11
Trade payables and other current liabilities	(1,822)	1,035
Trade receivables
Codere Apuestas Galicia S.L. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	2,317	2,390	1,952
Total Costs	2,317	2,390	1,952
Other retail companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	945	751	755
Total Costs	945	751	755
Other current assets	12
Current borrowings	(155)	175
Trade payables and other current liabilities	(531)	956
Trade receivables		173
Latam retail companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	7,313
Total Costs	7,313
Other current assets	942
Current borrowings	(1,651)
Trade payables and other current liabilities	(1,439)
Total [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences	(75)	(63)	391
Operating expenses	29,767	32,047	28,612
Total Costs	29,692	31,984	29,003
Other current assets	954	320
Current borrowings	(1,808)	3,365
Trade payables and other current liabilities	(4,306)	3,958
Trade receivables		1,149
Codere Operadora de Apuestas S.L. [Member]
IfrsStatementLineItems [Line Items]
Other current assets
Current borrowings
Trade payables and other current liabilities	(290)
Codere Apuestas Espa?a S.L. [Member]
IfrsStatementLineItems [Line Items]
Other current assets
Current borrowings
Trade payables and other current liabilities	€ (224)	698
Trade receivables		75
Codere Operadora de Apuestas S.L. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses		119	96
Total Costs		119	96
Iberargen, S.A. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences			548
Operating expenses		5,061	3,212
Total Costs		5,061	3,760
Mexico retail companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses		3,993	3,998
Total Costs		3,993	3,998
Retail Latam [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses		1,118	2,903
Total Costs		1,118	€ 2,903
Other latam retail companies [Member]
IfrsStatementLineItems [Line Items]
Other current assets
Current borrowings		3,179
Trade payables and other current liabilities		1,269
Trade receivables		€ 901